SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Advances to suppliers-current	$ 1,016,895	$ 276,737
Prepaid rental fees	$ 898,796	$ 706,693